Segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2017 CNY (¥) segment	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segment information
Number of reportable segments | segment	1	1
Number of operating segments | segment	2	2
Net revenues	$ 11,206,418	¥ 72,912,313	¥ 56,591,302	¥ 40,203,212
Total income from operations	413,515	2,690,446	2,707,709	2,070,549
Total other expenses		(149,593)	(41,625)	(20,029)
Income before income taxes and share of loss of affiliates	390,523	2,540,853	2,666,084	2,050,520
Assets	5,837,853		25,094,453		¥ 37,982,820
Depreciation
Depreciation	110,791	720,840	610,976	291,401
Interest expense	$ 12,670	82,435	85,195	85,762
Inter-segment
Segment information
Net revenues		(155,047)	(76,310)
Unallocated expenses
Segment information
Total income from operations		(1,006,767)	(785,190)	(567,783)
Vip.com
Segment information
Assets			20,058,967		30,158,119
Depreciation
Depreciation		714,656	610,293	291,055
Vip.com | Operating Segment
Segment information
Net revenues		72,817,634	56,552,877	40,141,216
Total income from operations		4,063,238	3,665,649	2,632,643
Internet finance business
Segment information
Assets			5,035,486		¥ 7,824,701
Depreciation
Depreciation		6,184	683	346
Internet finance business | Operating Segment
Segment information
Net revenues		249,726	114,735	61,996
Total income from operations		(366,025)	(172,750)	5,689
Depreciation
Interest revenue		161,752	45,969	15,525
Interest expense		¥ 121,793	¥ 29,426	¥ 0